--------------------------------
                                                OMB APPROVAL
                                                --------------------------------
                                                OMB Number: 3235-0578

                                                Expires: May 31, 2007

                                                Estimated average burden
                                                hours per response: 21.09
                                                --------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21531
                                   -------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 1800 Bayberry Court, Suite 103      Richmond, Virginia             23226
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (804) 484-1401
                                                    ----------------------------

Date of fiscal year end:    June 30, 2007
                         ------------------------------

Date of reporting period:   March 31, 2007
                          -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.  SCHEDULE OF INVESTMENTS.

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 88.4%                                    VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 9.7%
    55,328    Amerigon, Inc. (a) (b)                                $  688,834
    36,648    Benihana, Inc. (a) (b)                                 1,038,604
     1,800    Cash America International, Inc.                          73,800
     7,000    Domino's Pizza, Inc. (a)                                 227,290
    53,600    Elizabeth Arden, Inc. (a) (b)                          1,169,552
    45,971    Forrester Research, Inc. (a) (b)                       1,303,738
       700    Frisch's Restaurants, Inc.                                26,250
    92,400    Gemstar-TV Guide International, Inc. (a) (b)             387,156
    21,200    Innovo Group, Inc. (a)                                    23,108
    55,600    Knoll, Inc. (b)                                        1,324,948
    24,943    Monarch Casino & Resort, Inc. (a) (b)                    648,518
   139,894    New Frontier Media, Inc. (a) (b)                       1,259,046
    19,800    Nexstar Broadcasting Group, Inc. - Class A (a)           190,278
     7,000    Pinnacle Entertainment, Inc. (a) (b)                     203,490
    43,600    Red Lion Hotels Corp. (a) (b)                            542,384
    26,800    Sinclair Broadcast Group, Inc.                           414,060
   118,900    Sturm, Ruger & Co., Inc. (a) (b)                       1,599,205
    28,600    Town Sports International Holdings, Inc. (a)             623,480
     5,000    Triple Crown Media, Inc. (a)                              41,950
    12,868    United Retail Group, Inc. (a)                            154,673
                                                                    ----------
                                                                    11,940,364
                                                                    ----------
              CONSUMER STAPLES - 0.2%
    11,500    Cal-Maine Foods, Inc.                                    154,675
     1,400    Longs Drug Stores Corp.                                   72,296
                                                                    ----------
                                                                       226,971
                                                                    ----------
              ENERGY - 5.8%
    11,100    Basic Energy Services, Inc. (a) (b)                      258,630
     3,900    Bois d'Arc Energy, Inc. (a)                               51,597
     8,300    Complete Production Services, Inc. (a) (b)               165,253
       595    Contango Oil & Gas Co. (a)                                13,060
     1,200    CREDO Petroleum Corp. (a)                                 16,356
     9,157    Double Eagle Petroleum Co. (a)                           164,918
    68,800    Global Industries Ltd. (a) (b)                         1,258,352
     4,800    Houston Exploration Co. (The) (a)                        258,960
       600    North European Oil Royalty Trust                          22,350
    18,000    Oceaneering International, Inc. (a) (b)                  758,160
    33,345    Ormat Technologies, Inc. (b)                           1,399,156
     1,600    Panhandle Oil & Gas, Inc.                                 31,968
    44,724    Particle Drilling Technologies, Inc. (a)                 176,660
    44,257    Penn Virginia Resource Partners, L.P. (b)              1,234,770
    13,200    Superior Energy Services, Inc. (a) (b)                   455,004
    36,398    T-3 Energy Services, Inc. (a) (b)                        732,328
     3,700    Unit Corp. (a) (b)                                       187,183
                                                                    ----------
                                                                     7,184,705
                                                                    ----------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 88.4% (Continued)                        VALUE
--------------------------------------------------------------------------------
              FINANCIALS - 9.7%
    96,300    Alesco Financial, Inc. (b)                            $  838,773
     3,908    America First Apartment Investors, Inc.                   79,293
     9,200    American Land Lease, Inc. (b)                            230,000
    49,700    Amerisafe, Inc. (a) (b)                                  936,845
     1,100    AmREIT, Inc.                                               9,735
    13,500    Associated Estates Realty Corp.                          190,215
    29,158    BRT Realty Trust (b)                                     880,280
     2,655    Capital Southwest Corp. (b)                              407,994
     4,900    Capstead Mortgage Corp.                                   48,951
    13,114    CNA Surety Corp. (a)                                     276,705
    32,355    Crystal River Capital, Inc. (b)                          868,408
    10,581    Darwin Professional Underwriters, Inc. (a) (b)           266,112
     1,000    Diamond Hill Investment Group (a) (b)                     97,510
    36,800    Dollar Financial Corp. (a) (b)                           931,040
    29,316    Eagle Hospitality Properties Trust, Inc.                 326,873
    56,000    ECC Capital Corp.                                         22,400
     6,400    Encore Capital Group, Inc. (a)                            63,616
     2,200    Feldman Mall Properties, Inc.                             26,708
     1,670    Firstbank Corp.                                           35,905
       350    First Defiance Financial Corp.                            10,045
     5,684    First Security Group, Inc.                                64,684
    23,400    First State Bancorp.                                     527,670
     2,200    GFI Group, Inc. (a)                                      149,534
     2,400    Investors Bancorp, Inc. (a)                               34,656
    18,000    IPC Holdings Ltd.                                        519,300
       723    Mercantile Bank Corp.                                     23,483
    40,798    Mission West Properties, Inc. (b)                        589,939
       134    Monmouth Real Estate Investment Corp. - Class A            1,155
    33,400    NorthStar Realty Finance Corp. (b)                       508,014
     4,500    NYMAGIC, Inc.                                            183,825
    11,501    One Liberty Properties, Inc. (b)                         262,338
    66,125    Opteum, Inc. (b)                                         297,563
    24,000    Patriot Capital Funding, Inc.                            340,800
     1,300    Placer Sierra Bancshares                                  35,178
    60,700    Resource Capital Corp. (b)                               979,698
     4,500    Riverview Bancorp, Inc.                                   71,730
     3,400    Sun America Bancorp. (a)                                  17,000
    17,498    Taylor Capital Group, Inc. (b)                           612,430
     2,700    TIB Financial Corp.                                       40,500
     4,500    UMH Properties, Inc.                                      68,400
     3,682    Westwood Holdings Group, Inc.                             84,723
                                                                    ----------
                                                                    11,960,028
                                                                    ----------
              HEALTH CARE - 13.9%
    10,555    American Dental Partners, Inc. (a)                       229,360
    39,026    America Service Group, Inc. (a) (b)                      650,563
    30,600    AMICAS, Inc. (a)                                          86,904
    11,643    Anesiva, Inc. (a)                                         80,337
    50,095    AngioDynamics, Inc. (a) (b)                              846,105



TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 88.4% (Continued)                        VALUE
--------------------------------------------------------------------------------
              HEALTH CARE - 13.9% (Continued)
    38,660    Bioveris Corp. (a) (b)                                $  513,791
    13,200    Cardiac Science Corp. (a)                                120,780
    73,557    Cholestech Corp. (a) (b)                               1,268,123
     2,600    CONMED Corp. (a)                                          75,998
    75,476    CryoLife, Inc. (a) (b)                                   634,753
    23,700    Cutera, Inc. (a) (b)                                     857,703
    49,200    CytRx Corp. (a)                                          230,748
    11,707    E-Z-EM, Inc. (a)                                         188,249
     1,200    Genesis HealthCare Corp. (a)                              75,732
   165,200    GenVec, Inc. (a) (b)                                     475,776
    72,500    HealthSpring, Inc. (a) (b)                             1,707,375
    50,304    Lifecore Biomedical, Inc. (a) (b)                        944,206
     8,588    Meridian Bioscience, Inc.                                238,403
    63,546    Micrus Endovascular Corp. (a) (b)                      1,514,937
    29,990    MWI Veterinary Supply, Inc. (a) (b)                      989,670
     5,399    Neogen Corp. (a)                                         127,308
    24,044    Nutraceutical International Corp. (a)                    396,726
     9,400    Rural/Metro Corp. (a)                                     70,970
     5,200    Somaxon Pharmaceuticals, Inc. (a)                         63,440
     4,070    Synovis Life Technologies, Inc. (a)                       55,026
    87,600    Theragenics Corp. (a) (b)                                548,376
    42,140    Tiens Biotech Group (USA), Inc. (a)                      190,473
     7,508    U.S. Physical Therapy, Inc. (a)                          104,511
   101,927    Vascular Solutions, Inc. (a) (b)                       1,002,962
   171,718    Visicu, Inc. (a) (b)                                   1,339,400
     6,100    VistaCare, Inc. (a)                                       53,070
    26,200    Vital Signs, Inc. (b)                                  1,361,876
     1,500    Wright Medical Group, Inc. (a)                            33,435
                                                                    ----------
                                                                    17,077,086
                                                                    ----------

              INDUSTRIALS - 16.2%
    11,100    Advanced Energy Industries, Inc. (a)                     233,544
     5,700    Alliance One International, Inc. (a)                      52,611
    21,100    Ambassadors Group, Inc. (b)                              701,364
    50,400    American Railcar Industries, Inc. (b)                  1,502,424
    59,137    Apogee Enterprises, Inc. (b)                           1,185,105
    56,434    Chart Industries, Inc. (a) (b)                         1,024,841
     1,500    Chemed Corp.                                              73,440
   322,986    China BAK Battery, Inc. (a) (b)                        1,049,705
    20,000    Consolidated Graphics, Inc. (a) (b)                    1,481,000
    24,300    Covenant Transport, Inc. (a) (b)                         267,786
   106,400    Diamond Management & Technology Consultants, Inc.      1,243,816
    11,077    Ducommun, Inc. (a)                                       285,011
    78,200    DynCorp International, Inc. (a) (b)                    1,180,038
     1,900    EGL, Inc. (a)                                             75,297
    49,400    EnerSys (a) (b)                                          848,692
     8,800    Gardner Denver, Inc. (a)                                 306,680
    16,000    Heidrick & Struggles International, Inc. (a) (b)         775,200
    50,700    Horizon Lines, Inc. (b)                                1,663,974

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 88.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS - 16.2% (Continued)
    30,100    Kirby Corp. (a) (b)                                 $  1,052,898
    12,510    LaBarge, Inc. (a)                                        162,630
    15,610    Littelfuse, Inc. (a) (b)                                 633,766
    22,000    Mitcham Industries, Inc. (a)                             322,300
     4,386    Multi-Color Corp.                                        153,817
     7,302    PDI, Inc. (a)                                             69,515
    12,200    PeopleSupport, Inc. (a)                                  139,690
    84,887    Quality Distribution, Inc. (a) (b)                       734,273
    33,900    Rollins, Inc. (b)                                        780,039
    36,500    TeleTech Holdings, Inc. (a) (b)                        1,339,185
     6,152    TransDigm Group, Inc. (a)                                223,810
    48,004    White Electronic Designs Corp. (a)                       319,707
                                                                    ----------
                                                                    19,882,158
                                                                    ----------

              INFORMATION TECHNOLOGY - 20.0%
   305,692    3Com Corp. (a) (b)                                     1,195,256
   205,234    ActivIdentity Corp. (a) (b)                            1,036,432
    41,100    ADC Telecommunications, Inc. (a)                         688,014
    25,500    American Software, Inc. - Class A                        205,275
     1,700    Anaren, Inc. (a)                                          29,937
    15,900    Answerthink, Inc. (a)                                     51,993
     4,300    Applied Signal Technology, Inc.                           77,099
    46,165    Digimarc Corp. (a) (b)                                   466,728
   279,500    Entrust, Inc. (a) (b)                                  1,126,385
    95,400    Exar Corp. (a) (b)                                     1,263,096
    53,000    Extreme Networks, Inc. (a) (b)                           224,190
     3,800    FARO Technologies, Inc. (a)                              109,706
    16,500    Globecomm Systems, Inc. (a)                              176,550
     2,200    Huron Consulting Group, Inc. (a)                         133,848
   109,600    Informatica Corp. (a) (b)                              1,471,928
     8,300    Internap Network Services Corp. (a)                      130,725
    20,000    Iomega Corp. (a)                                          75,000
    45,290    Keithly Instruments, Inc. (b)                            692,484
    90,059    Keynote Systems, Inc. (a) (b)                          1,208,592
    84,500    LoopNet, Inc. (a) (b)                                  1,444,105
    50,000    Mediacom Communications Corp. (a)                        407,000
     8,200    Methode Electronics, Inc.                                121,114
    13,130    Moldflow Corp. (a)                                       197,344
    24,971    NetScout Systems, Inc. (a)                               225,987
    90,937    Nextest Systems Corp. (a) (b)                          1,273,118
    77,300    Omniture, Inc. (a) (b)                                 1,409,179
     6,243    OYO Geospace Corp. (a)                                   442,754
    44,400    PC-TEL, Inc. (a) (b)                                     451,548
   104,467    SeaChange International, Inc. (a) (b)                    850,361
    61,600    Spansion, Inc. - Class A (a) (b)                         750,904
     2,100    SPSS, Inc. (a)                                            75,810
    28,400    Stoneridge, Inc. (a)                                     294,224
    86,555    Synchronoss Technologies, Inc. (a) (b)                 1,506,057
    24,506    Syntel, Inc. (b)                                         849,133

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    Shares    COMMON STOCKS - 88.4% (Continued)                        Value
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY - 20.0% (Continued)
     7,800    Technitrol, Inc.                                      $  204,282
    68,500    Techwell, Inc. (a) (b)                                   854,195
     6,800    Verint Systems, Inc. (a) (b)                             218,620
    41,200    ViaSat, Inc. (a) (b)                                   1,358,364
    65,580    Vocus, Inc. (a) (b)                                    1,320,125
                                                                    ----------
                                                                    24,617,462
                                                                    ----------

              MATERIALS - 10.1%
     8,367    Arch Chemicals, Inc.                                     261,218
    95,400    Buckeye Technologies, Inc. (a) (b)                     1,238,292
    30,300    CF Industries Holdings, Inc. (b)                       1,168,065
    17,600    Coeur d'Alene Mines Corp. (a)                             72,336
     8,500    Foundation Coal Holdings, Inc. (b)                       291,890
    35,900    Hecla Mining Co. (a)                                     325,254
    93,791    ICO, Inc. (a) (b)                                        575,877
     3,300    Interline Brands, Inc. (a)                                72,336
    93,106    Landec Corp. (a) (b)                                   1,320,243
    31,200    Layne Christensen Co. (a) (b)                          1,136,304
    41,114    Lydall, Inc. (a) (b)                                     653,301
    43,741    Mesabi Trust (b)                                       1,027,914
   167,400    Omnova Solutions, Inc. (a) (b)                           914,004
    36,535    RBC Bearings, Inc. (a) (b)                             1,221,365
     1,800    RTI International Metals, Inc. (a)                       163,818
    18,100    Silgan Holdings, Inc. (b)                                925,091
    23,600    Stillwater Mining Co. (a)                                299,484
    13,209    Terra Nitrogen Company, L.P. (b)                         757,272
                                                                    ----------
                                                                    12,424,064
                                                                    ----------
              TELECOMMUNICATIONS SERVICES - 2.0%
    33,883    Atlantic Tele-Network, Inc. (b)                          885,363
     1,400    CPI International, Inc. (a)                               26,908
     3,900    NEON Communications Group, Inc. (a)                       18,291
   155,362    Network Equipment Technologies, Inc. (a) (b)           1,507,011
     2,000    Oplink Communications, Inc. (a)                           35,940
                                                                    ----------
                                                                     2,473,513
                                                                    ----------
              UTILITIES - 0.8%
    27,401    Central Vermont Public Service Corp. (b)                 789,697
     8,765    Middlesex Water Co.                                      161,188
       840    York Water Co. (The)                                      14,196
                                                                    ----------
                                                                       965,081
                                                                    ----------

              TOTAL COMMON STOCKS (Cost $106,702,961)           $  108,751,432
                                                                  ------------

--------------------------------------------------------------------------------
    SHARES    CLOSED-END FUNDS - 10.8%                                  VALUE
--------------------------------------------------------------------------------

     4,732    40/86 Strategic Income Fund                           $   47,415
     7,111    American Income Fund, Inc.                                59,377
     4,164    American Strategic Income Portfolio II                    48,469
     3,800    Bancroft Fund Ltd.                                        76,000
    35,721    BlackRock Core Bond Trust                                458,658
    55,447    BlackRock Corporate High Yield Fund, Inc.                456,329

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    CLOSED-END FUNDS - 10.8% (Continued)                      VALUE
--------------------------------------------------------------------------------
    43,551    BlackRock Corporate High Yield Fund III, Inc.         $  361,473
    54,684    BlackRock Corporate High Yield Fund V, Inc.              750,811
     8,940    BlackRock Global Energy and Resources Trust              249,515
       600    BlackRock MuniHoldings Insured Fund, Inc.                  7,944
       301    BlackRock MuniYield Florida Insured Fund, Inc.             4,154
     3,800    BlackRock MuniYield Michigan Insured Fund II, Inc.        51,262
     3,670    BlackRock MuniYield Quality Fund II, Inc.                 46,242
     2,970    BlackRock Strategic Bond Trust                            38,818
     2,840    Castle Convertible Fund, Inc.                             70,176
     6,600    Central Securities Corp.                                 177,210
     1,322    Clough Global Allocation Fund                             27,524
    35,755    Clough Global Equity Fund                                719,748
    33,312    Cohen & Steers REIT and Utility Income Fund, Inc.        749,520
    28,694    Cohen & Steers Select Utility Fund, Inc.                 751,496
       400    Colonial Insured Municipal Fund                            5,540
     4,064    Colonial Intermediate High Income Fund                    14,143
   139,648    Dreyfus High Yield Strategies Fund                       599,090
     8,000    DTF Tax Free Income, Inc.                                118,720
    12,600    Ellsworth Fund Ltd.                                      107,730
       600    Engex, Inc. (a)                                            4,698
    11,000    First Trust/FIDAC Mortgage Income Fund                   181,170
     9,124    Franklin Universal Trust                                  65,419
    25,140    Gabelli Dividend & Income Trust                          540,761
     4,557    Gabelli Global Multimedia Trust, Inc.                     59,196
     2,676    Gabelli Global Utility & Income Trust                     60,156
     2,400    General American Investors Co., Inc.                      88,416
     1,400    Global Income Fund                                         5,642
     4,901    High Yield Income Fund, Inc.                              25,681
    13,436    High Yield Plus Fund, Inc. (The)                          48,773
    23,846    Hyperion Strategic Mortgage Income Fund, Inc.            315,721
     1,600    Investment Grade Municipal Income Fund                    22,304
     4,200    John Hancock Financial Trends Fund                        77,406
     1,600    John Hancock Patriot Preferred Dividend Fund              21,568
     6,339    John Hancock Patriot Premium Dividend Fund I              57,875
     5,519    John Hancock Patriot Premium Dividend Fund II             64,959
     4,900    John Hancock Patriot Select Dividend Trust                67,816
    37,014    John Hancock Tax-Advantaged Dividend Income Fund         749,904
     9,600    MBIA Capital/Claymore Managed Duration Investment
               Grade Municipal Fund                                    127,680
     6,700    MFS Charter Income Trust                                  57,352
    50,000    MFS Intermediate Income Trust                            312,000
     7,473    Montgomery Street Income Securities, Inc.                130,553
     3,031    Morgan Stanley Emerging Markets Debt Fund, Inc.           31,886
    21,424    Morgan Stanley High Yield Fund, Inc.                     127,473
       900    Morgan Stanley New York Quality Municipal Securities      12,672
    14,314    Neuberger Berman Realty Income Fund, Inc.                342,534
     2,400    Nuveen Florida Investment Quality Municipal Fund          33,648
       300    Nuveen Florida Quality Income Municipal Fund               4,227
     4,404    Nuveen Insured Florida Tax-Free Advantage Municipal Fund  59,630
       300    Nuveen Pennsylvania Investment Quality Municipal Fund      4,221

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
    SHARES    CLOSED-END FUNDS - 10.8% (Continued)                     VALUE
--------------------------------------------------------------------------------
     7,150    Nuveen Premier Municipal Income Fund, Inc.            $  100,958
    18,047    Nuveen Premium Income Municipal Fund 2                   258,614
    21,700    Petroleum & Resources Corp.                              751,471
    54,241    Prospect Street High Income Portfolio, Inc.              173,571
     2,600    Prospect Street Income Shares, Inc.                       16,250
       700    Putnam High Income Securities Fund                         6,118
    10,200    Putnam Managed Municipal Income Trust                     79,764
     6,183    Putnam Municipal Bond Fund                                78,030
     3,000    Putnam Municipal Opportunities Trust                      36,900
     2,800    Rivus Bond Fund                                           51,240
        32    RMR F.I.R.E. Fund                                            687
    11,188    Seligman Select Municipal Fund, Inc.                     114,789
     5,100    SunAmerica Focused Alpha Large-Cap Fund, Inc.             96,441
    17,400    TS&W/Claymore Tax-Advantaged Balanced Fund               270,570
     9,920    Van Kampen Bond Fund                                     173,203
    16,968    Van Kampen High Income Trust II                           68,381
       100    Van Kampen Ohio Quality Municipal Trust                    1,566
    15,505    Van Kampen Pennsylvania Value Municipal Income Trust     226,528
    39,825    Western Asset/Claymore US Treasury Inflation
               Protected Securities Fund 2                             473,121
     1,400    Western Asset Emerging Markets Debt Fund, Inc.            24,948
     5,100    Western Asset High Income Fund, Inc.                      51,561
     8,000    Western Asset Income Fund                                119,200
     7,527    Western Asset Inflation Management Fund, Inc.            121,185
    12,547    Western Asset Intermediate Muni Fund, Inc.               113,550
     2,300    Western Asset Municipal Partners Fund, Inc.               31,694
     1,000    Western Asset Municipal Partners Fund II, Inc.            13,290
     6,200    Western Asset Variable Rate Strategic Fund, Inc.         109,554
     4,771    Western Asset Worldwide Income Fund, Inc.                 65,124
                                                                    ----------

              TOTAL CLOSED-END FUNDS (Cost $13,240,637)           $ 13,327,013
                                                                   -----------

    SHARES    MONEY MARKET SECURITIES                                  VALUE
--------------------------------------------------------------------------------
 1,789,154    UMB Money Market Fiduciary Fund
               (Cost $1,789,154)                                 $   1,789,154
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE - 100.7%
               (Cost $121,732,752)                               $ 123,867,599

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)          (898,726)
                                                                 -------------

              TOTAL NET ASSETS - 100.0%                          $ 122,968,873
                                                                 =============

   (a) Non-income producing security.
   (b) All or a portion of the shares have been committed as collateral for open short positions.

 See accompanying notes to portfolio of investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 66.2%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 20.5%
    29,100    American Axle & Manufacturing Holdings, Inc.          $  795,885
    30,700    American Greetings Corp. - Class A                       712,547
    21,869    Artic Cat, Inc.                                          426,227
    38,000    ArvinMeritor, Inc.                                       693,500
    33,300    A.S.V., Inc. (a)                                         508,158
     7,300    BJ's Resturants, Inc. (a)                                154,249
    33,035    Blue Nile, Inc. (a)                                    1,343,203
    14,700    Borders Group, Inc.                                      300,174
    14,400    Build-A-Bear Workshop, Inc. (a)                          395,568
    23,694    Carmike Cinemas, Inc.                                    549,701
    22,000    Chiquita Brands International, Inc.                      308,440
     7,800    Citi Trends, Inc. (a)                                    333,372
    68,542    Cost Plus, Inc. (a)                                      685,420
    16,800    Cox Radio, Inc. - Class A (a)                            229,320
        69    Crocs, Inc. (a)                                            3,260
     7,100    CSK Auto Corp. (a)                                       122,120
    68,100    Cumulus Media, Inc. (a)                                  638,778
    17,851    DSW, Inc. - Class A (a)                                  753,491
    21,800    Ethan Allen Interiors, Inc.                              770,412
     3,200    Gander Mountain Co. (a)                                   35,712
     8,400    Hancock Fabrics, Inc.                                     14,280
    35,000    Haverty Furniture Cos., Inc.                             490,000
    15,525    Houston Wire & Cable Co. (a)                             435,010
    20,057    Infocrossing, Inc. (a)                                   298,248
    13,300    Jos. A. Banks Clothiers, Inc. (a)                        470,155
    21,500    Kellwood Co.                                             630,595
    25,532    Lakes Entertainment, Inc. (a)                            284,682
     9,600    Landry's Restaurants, Inc.                               284,160
    62,900    La-Z-Boy, Inc.                                           778,702
    34,296    Libbey, Inc.                                             480,830
    35,500    MarineMax, Inc. (a)                                      822,890
    10,900    Marvel Entertainment, Inc. (a)                           302,475
     6,500    Meritage Homes Corp. (a)                                 208,780
    23,057    Morgans Hotel Group (a)                                  484,428
    33,100    Multimedia Games, Inc. (a)                               393,890
     1,000    NuCo2, Inc. (a)                                           25,220
    36,100    Overstock.com, Inc. (a)                                  599,260
     7,500    Polaris Industries, Inc.                                 359,850
     3,800    Pool Corp.                                               136,040
    17,746    Pre-Paid Legal Services, Inc.                            889,252
    43,100    Progressive Gaming International Corp. (a)               193,950
   108,600    Restoration Hardware, Inc. (a)                           712,416
    23,100    Retail Ventures, Inc. (a)                                486,255
     7,500    Salton, Inc. (a)                                          18,000
    10,900    School Specialty, Inc. (a)                               393,599
    39,000    Select Comfort Corp. (a)                                 694,200

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 66.2% (Continued)                         VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 20.5% (Continued)
    42,392    Sharper Image Corp. (a)                               $  468,432
    61,500    Six Flags, Inc. (a)                                      369,615
     5,000    Stanley Furniture Co., Inc.                              104,000
    18,300    Superior Industries International, Inc.                  381,189
    10,000    Talbots, Inc.                                            236,200
    12,134    True Religion Apparel, Inc. (a)                          197,056
    48,201    Universal Display Corp. (a)                              727,353
    52,841    Valence Technology, Inc. (a)                              62,352
    15,338    Vertrue, Inc. (a)                                        737,911
    16,600    West Marine, Inc. (a)                                    302,286
    23,300    Winnebago Industries, Inc.                               783,579
    10,200    World Wrestling Entertainment, Inc.                      166,260
                                                                    ----------
                                                                    25,182,937
                                                                    ----------

              CONSUMER STAPLES - 2.7%
    35,800    American Italian Pasta Co. - Class A                     375,542
    22,598    Conn's, Inc. (a)                                         559,301
    11,400    Imperial Sugar Co.                                       382,242
    44,200    Krispy Kreme Doughnuts, Inc. (a)                         450,398
     6,000    Mobile Mini, Inc. (a)                                    160,680
    13,579    Nash Finch Co.                                           467,932
    27,800    Parlux Fragrances, Inc. (a)                              155,124
    11,000    Peet's Coffee & Tea, Inc. (a)                            303,820
     3,900    P.F. Chang's China Bistro, Inc. (a)                      163,332
     9,029    Tootsie Roll Industries, Inc.                            270,599
                                                                    ----------
                                                                     3,288,970
                                                                    ----------

              ENERGY - 3.8%
     3,300    Bill Barrett Corp. (a)                                   106,953
    26,800    Cheniere Energy, Inc. (a)                                834,820
    64,900    Evergreen Energy, Inc. (a)                               426,393
     6,600    James River Coal Co. (a)                                  49,302
    53,925    McMoRan Exploration Co. (a)                              739,312
     9,600    Metretek Technologies, Inc. (a)                          128,064
    23,190    Natural Gas Services Group (a)                           328,602
    22,000    Pacific Ethanol, Inc. (a)                                374,660
   194,362    Rentech, Inc. (a)                                        610,297
   123,031    SulphCo, Inc. (a)                                        420,766
    10,000    SunPower Corp. (a)                                       455,000
    26,838    Tri-Valley Corp. (a)                                     198,870
     2,300    WGL Holdings, Inc.                                        73,554
                                                                    ----------
                                                                     4,746,593
                                                                    ----------

              FINANCIALS - 5.7%
    19,800    American Equity Investment Life Holding Co.              259,974
    12,667    ASTA Funding, Inc.                                       546,961
     5,500    Bank of the Ozarks, Inc.                                 157,960
     8,600    Bankrate, Inc. (a)                                       303,064
     5,300    BankUnited Financial Corp.                               112,413
    12,500    Cascade Bancorp                                          324,250
    15,600    Corus Bankshares, Inc.                                   266,136

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 66.2% (Continued)                         VALUE
--------------------------------------------------------------------------------
              FINANCIALS - 5.7% (Continued)
     3,700    Downey Financial Corp.                                $  238,798
     9,034    Federal Agricultural Mortgage Corp. - Class C            245,725
     5,300    FirstFed Financial Corp. (a)                             301,199
    11,600    First Industrial Realty Trust, Inc.                      525,480
    20,400    Flagstar Bancorp, Inc.                                   243,780
     1,316    Gladstone Capital Corp.                                   31,163
     5,200    Greenhill & Co., Inc.                                    319,228
    51,678    HouseValues, Inc. (a)                                    261,491
    25,000    LaBranche & Co., Inc. (a)                                204,000
     2,000    NYSE Group, Inc. (a)                                     187,500
     7,400    Portfolio Recovery Associates, Inc. (a)                  330,410
    24,000    Sunstone Hotel Investors, Inc.                           654,240
    22,336    Tarragon Corp.                                           231,624
    18,300    TrustCo Bank Corp. NY                                    175,314
     7,500    Virginia Commerce Bancorp, Inc. (a)                      162,375
    14,600    Westamerica Bancorp.                                     703,282
     2,200    World Acceptance Corp. (a)                                87,890
    18,419    ZipRealty, Inc. (a)                                      130,406
                                                                    ----------
                                                                     7,004,663
                                                                     ----------

              HEALTH CARE - 11.3%
    45,100    ABIOMED, Inc. (a)                                        616,066
    11,200    Advanced Magnetics, Inc. (a)                             675,024
    14,200    Advisory Board Co. (The) (a)                             718,804
     4,700    Affymetrix, Inc. (a)                                     141,329
    10,336    Amedisys, Inc. (a)                                       335,196
    25,794    American Medical Systems Holdings, Inc. (a)              546,059
     7,000    ArthroCare Corp. (a)                                     252,280
    14,329    AtheroGenics, Inc. (a)                                    40,264
    51,962    Biolase Technology, Inc. (a)                             505,590
     4,000    Biosite, Inc. (a)                                        335,880
     8,800    Bradley Pharmaceuticals, Inc. (a)                        168,872
    10,000    Cell Therapeutics, Inc. (a)                               15,900
    21,200    Cepheid, Inc. (a)                                        251,856
    31,626    Coley Pharmaceutical Group, Inc. (a)                     302,977
    14,700    DexCom, Inc. (a)                                         115,542
    75,200    Emisphere Technologies, Inc. (a)                         240,640
    26,200    Enzo Biochem, Inc. (a)                                   395,096
    62,200    Genitope Corp. (a)                                       258,130
     6,600    Healthways, Inc. (a)                                     308,550
    44,727    Hythiam, Inc. (a)                                        304,144
    58,684    Introgen Therapeutics, Inc. (a)                          237,083
    12,281    Kensey Nash Corp. (a)                                    374,571
    14,900    LifeCell Corp. (a)                                       372,053
    13,700    LIFE TIME FITNESS, Inc. (a)                              704,317
    22,306    Mannatech, Inc.                                          358,234
    27,900    Nautilus, Inc.                                           430,497
     9,700    Nektar Therapeutics (a)                                  126,682
    34,977    Neurometrix, Inc.                                        339,627

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 66.2% (Continued)                         VALUE
--------------------------------------------------------------------------------
              HEALTH CARE - 11.3% (Continued)
    10,000    New River Pharmaceuticals, Inc. (a)                   $  636,300
    29,200    Pain Therapeutics, Inc. (a)                              228,928
    36,100    Pharmanet Development Group, Inc. (a)                    938,600
    19,200    Providence Service Corp. (a)                             455,424
    17,500    Quality Systems, Inc.                                    700,000
    42,300    Santarus, Inc. (a)                                       297,792
    10,300    Sciele Pharma, Inc. (a)                                  243,904
    31,575    Stereotaxis, Inc. (a)                                    375,743
    12,410    SurModics, Inc. (a)                                      446,760
    47,900    ThermoGenesis Corp. (a)                                  174,356
                                                                    ----------
                                                                    13,969,070
                                                                    ----------

              INDUSTRIALS - 10.2%
    15,547    American Woodmark Corp.                                  571,508
    22,700    Basin Water, Inc. (a)                                    155,949
    18,900    Bristow Group, Inc. (a)                                  688,905
    18,991    Brookfield Homes Corp.                                   609,611
     5,072    Cavco Industries, Inc. (a)                               177,266
    37,100    Corinthian Colleges, Inc. (a)                            510,125
     1,300    Dominion Homes, Inc. (a)                                   5,811
    37,400    Encore Wire Corp.                                        946,968
    11,168    Escala Group, Inc. (a)                                    44,895
    84,100    Fleetwood Enterprises, Inc. (a)                          665,231
    15,323    Franklin Electric Co.                                    712,520
     8,581    HEICO Corp.                                              313,121
    19,100    Hexcel Corp. (a)                                         379,135
    41,000    Home Solutions of America, Inc. (a)                      194,750
    37,626    Innovative Solutions and Support, Inc. (a)               952,690
    13,600    Insituform Technologies, Inc. (a)                        282,744
    46,600    Insteel Industries, Inc.                                 782,414
    11,528    Itron, Inc. (a)                                          749,781
    23,429    Lindsay Corp.                                            744,808
    26,000    Marchex, Inc. - Class B                                  398,320
     7,463    Measurement Specialties, Inc. (a)                        168,365
     2,800    Mine Safety Appliances Co.                               117,768
    35,144    Mueller Water Products, Inc.                             485,339
     5,000    Orleans Homebuilders, Inc.                                44,250
     4,600    Raser Technologies, Inc. (a)                              23,920
    16,700    Simpson Manufacturing Co., Inc.                          515,028
    23,127    Tecumseh Products Co. - Class A (a)                      232,889
     4,300    Titan International, Inc.                                108,919
    22,652    TurboChef Technologies, Inc. (a)                         344,763
    33,800    Williams Scotsman International, Inc. (a)                664,508
                                                                    ----------
                                                                    12,592,301
                                                                    ----------

              INFORMATION TECHNOLOGY - 7.0%
    28,866    3D Systems Corp. (a)                                     632,454
    58,525    Access Integrated Technologies, Inc. (a)                 317,791
    12,800    American Science & Engineering, Inc. (a)                 674,176
    29,947    American Superconductor Corp. (a)                        403,386

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 66.2% (Continued)                         VALUE
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY - 7.0% (Continued)
    11,100    Audible, Inc. (a)                                     $  115,329
    22,100    Blackboard, Inc. (a)                                     743,223
    12,100    Concur Technologies, Inc. (a)                            211,266
   143,787    Convera Corp. (a)                                        451,491
    30,600    eCollege.com (a)                                         549,270
    30,080    EDO Corp.                                                788,096
     6,500    Emmis Communications Corp. - Class A (a)                  54,860
    55,500    Ionatron, Inc. (a)                                       258,630
    27,424    Maxwell Technologies, Inc. (a)                           343,348
    21,700    Midway Games, Inc. (a)                                   135,625
    57,000    Neoware, Inc. (a)                                        573,990
    17,688    ParkerVision, Inc. (a)                                   233,659
    12,988    ScanSource, Inc. (a)                                     348,598
    19,800    Sonic Solutions (a)                                      279,180
     5,000    SpatiaLight, Inc. (a)                                      1,900
    11,504    Stratasys, Inc. (a)                                      491,451
    26,300    Take-Two Interactive Software, Inc. (a)                  529,682
    15,800    Volterra Semiconductor Corp. (a)                         206,348
     4,954    WebMD Health Corp. (a)                                   260,729
                                                                    ----------
                                                                     8,604,482
                                                                    ----------

              MATERIALS - 3.5%
    17,700    American Vanguard Corp.                                  302,493
    42,900    Beacon Roofing Supply, Inc. (a)                          694,122
    23,849    Cabot Microelectronics Corp. (a)                         799,180
    69,533    Calgon Carbon Corp. (a)                                  577,819
     7,981    GenTek, Inc. (a)                                         271,833
    22,138    Medis Technologies Ltd. (a)                              374,354
    31,924    Pope & Talbot, Inc. (a)                                  215,487
    31,200    Trex Co., Inc. (a)                                       671,736
    10,000    Zoltek Cos., Inc. (a)                                    349,300
                                                                    ----------
                                                                     4,256,324
                                                                    ----------

              TELECOMMUNICATIONS SERVICES - 0.6%
     5,000    FiberTower Corp. (a)                                      25,950
    25,982    I.D. Systems, Inc. (a)                                   312,563
    42,013    Source Interlink Cos., Inc. (a)                          281,907
    22,200    Telkonet, Inc. (a)                                        59,718
                                                                    ----------
                                                                       680,138
                                                                    ----------

              UTILITIES - 0.9%
     9,590    Casella Waste Systems, Inc. (a)                           93,598
     5,000    Nicor, Inc.                                              242,100
    29,500    Piedmont Natural Gas Co., Inc.                           778,210
                                                                    ----------
                                                                     1,113,908
                                                                    ----------

              TOTAL SECURITIES SOLD SHORT - 66.2%
               (Proceeds $81,219,669)                             $ 81,439,386
                                                                  ============

      (a) Non-income producing security.

 See accompanying notes to Portfolio of Investments.

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 99.8%                                   VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 11.4%
     4,400    Amerigon, Inc. (a)                                    $   54,780
     1,800    Benihana, Inc. (a)                                        51,012
     1,600    Forrester Research, Inc. (a)                              45,376
    18,064    Innovo Group, Inc. (a)                                    19,690
     2,500    Knoll, Inc.                                               59,575
     1,894    Monarch Casino & Resort, Inc. (a)                         49,244
     5,500    New Frontier Media, Inc. (a)                              49,500
     2,180    Red Lion Hotels Corp. (a)                                 27,119
     3,900    Sinclair Broadcast Group, Inc. - Class A                  60,255
     4,800    Sturm, Ruger & Co., Inc. (a)                              64,560
     2,700    Town Sports International Holdings, Inc. (a)              58,860
                                                                    ----------
                                                                       539,971
                                                                    ----------
              ENERGY - 5.7%
     3,900    Global Industries Ltd. (a)                                71,331
     1,200    Oceaneering International, Inc. (a)                       50,544
       700    Ormat Technologies, Inc.                                  29,372
     1,700    Penn Virginia Resource Partners, L.P.                     47,430
     1,197    T-3 Energy Services, Inc. (a)                             24,084
     1,000    Unit Corp. (a)                                            50,590
                                                                    ----------
                                                                       273,351
                                                                    ----------

              FINANCIALS - 9.7%
       900    American Land Lease, Inc.                                 22,500
     1,600    Associated Estates Realty Corp.                           22,544
       600    BRT Realty Trust                                          18,114
     2,200    Darwin Professional Underwriters, Inc. (a)                55,330
     1,700    Dollar Financial Corp. (a)                                43,010
     4,000    Eagle Hospitality Properties Trust, Inc.                  44,600
     1,704    First Security Group, Inc.                                19,392
     2,200    First State Bancorp.                                      49,610
     3,900    Mission West Properties, Inc.                             56,394
     1,300    NYMAGIC, Inc.                                             53,105
       600    One Liberty Properties, Inc.                              13,686
     3,200    Resource Capital Corp.                                    51,648
       700    UMH Properties, Inc.                                      10,640
                                                                    ----------
                                                                       460,573
                                                                    ----------

              HEALTH CARE - 16.3%
     2,300    America Service Group, Inc. (a)                           38,341
     2,800    Bioveris Corp. (a)                                        37,212
     2,900    Cholestech Corp. (a)                                      49,996
     2,100    CONMED Corp. (a)                                          61,383
     4,127    CryoLife, Inc. (a)                                        34,708
     1,400    Cutera, Inc. (a)                                          50,666

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 99.8% (Continued)                        VALUE
--------------------------------------------------------------------------------
              HEALTH CARE - 16.3% (Continued)
     1,600    E-Z-EM, Inc. (a)                                      $   25,728
     2,300    Healthspring, Inc. (a)                                    54,165
     2,935    Lifecore Biomedical, Inc. (a)                             55,090
     2,200    Micrus Endovascular Corp. (a)                             52,448
     1,230    MWI Veterinary Supply, Inc. (a)                           40,590
       833    Neogen Corp. (a)                                          19,642
     2,648    Nutraceutical International Corp. (a)                     43,692
     4,000    Rural/Metro Corp. (a)                                     30,200
     3,434    Synovis Life Technologies, Inc. (a)                       46,428
       787    U.S. Physical Therapy, Inc. (a)                           10,955
     4,383    Vascular Solutions, Inc. (a)                              43,129
     3,300    Visicu, Inc. (a)                                          25,740
     1,000    Vital Signs, Inc.                                         51,980
                                                                    ----------
                                                                       772,093
                                                                    ----------

              INDUSTRIALS - 18.8%
     2,300    Advanced Energy Industries, Inc. (a)                      48,392
     1,600    American Railcar Industries, Inc.                         47,696
     3,700    Applied Signal Technology                                 66,341
     3,000    Chart Industries, Inc. (a)                                54,480
     8,800    China BAK Battery, Inc. (a)                               28,600
       700    Consolidated Graphics, Inc. (a)                           51,835
     3,200    Diamond Management & Technology Consultants, Inc.         37,408
     1,500    Gardner Denver, Inc. (a)                                  52,275
     1,100    Heidrick & Struggles International, Inc. (a)              53,295
     1,800    Horizon Lines, Inc.                                       59,076
     1,400    Kaydon Corp.                                              59,584
     1,400    Kirby Corp. (a)                                           48,972
     1,151    LaBarge, Inc. (a)                                         14,963
     1,043    Multi-Color Corp.                                         36,578
     1,800    Perini Corp. (a)                                          66,348
     3,900    Quality Distribution, Inc. (a)                            33,735
     1,500    TeleTech Holdings, Inc. (a)                               55,035
     1,500    TransDigm Group, Inc. (a)                                 54,570
     3,800    White Electronic Designs Corp. (a)                        25,308
                                                                    ----------
                                                                       894,491
                                                                    ----------

              INFORMATION TECHNOLOGY - 26.9%
    13,900    3Com Corp. (a)                                            54,349
     9,800    ActivIdentity Corp. (a)                                   49,490
     3,100    ADC Telecommunications, Inc. (a)                          51,894
    12,400    Entrust, Inc. (a)                                         49,972
     3,800    Exar Corp. (a)                                            50,312
    11,000    Extreme Networks, Inc. (a)                                46,530
       800    Huron Consulting Group, Inc. (a)                          48,672

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 99.8% (Continued)                         VALUE
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY - 26.9% (Continued)
     3,700    Informatica Corp. (a)                                 $   49,691
     3,800    Internap Network Services Corp. (a)                       59,850
     4,100    Keithly Instruments, Inc.                                 62,689
     4,100    Keynote Systems, Inc. (a)                                 55,022
     2,100    LoopNet, Inc. (a)                                         35,889
     6,300    Mediacom Communications Corp. (a)                         51,282
     1,700    Moldflow Corp. (a)                                        25,551
     4,600    Nextest Systems Corp. (a)                                 64,400
     3,200    Omniture, Inc. (a)                                        58,336
       496    OYO Geospace Corp. (a)                                    35,176
     4,688    SeaChange International, Inc. (a)                         38,160
     4,000    Spansion, Inc. - Class A (a)                              48,760
     3,600    Stoneridge, Inc. (a)                                      37,296
     3,300    Synchronoss Technologies, Inc. (a)                        57,420
     1,400    Syntel, Inc.                                              48,510
     2,300    Technitrol, Inc.                                          60,237
     2,900    Techwell, Inc. (a)                                        36,163
     1,500    ViaSat, Inc. (a)                                          49,455
     2,500    Vocus, Inc. (a)                                           50,325
                                                                    ----------
                                                                     1,275,431
                                                                    ----------

              MATERIALS - 8.1%
     4,100    Buckeye Technologies, Inc. (a)                            53,218
     1,300    CF Industries Holdings, Inc.                              50,115
     7,900    ICO, Inc. (a)                                             48,506
     4,100    Landec Corp. (a)                                          58,138
     2,053    Mesabi Trust                                              48,245
     1,700    RBC Bearings, Inc. (a)                                    56,831
     1,200    Terra Nitrogen Co., L.P.                                  68,796
                                                                    ----------
                                                                       383,849
                                                                    ----------

              TELECOMMUNICATIONS SERVICES - 2.0%
     1,700    Atlantic Tele-Network, Inc.                               44,421
     5,500    Network Equipment Technologies, Inc. (a)                  53,350
                                                                    ----------
                                                                        97,771
                                                                    ----------

              UTILITIES - 0.9%
     1,500    Central Vermont Public Service Corp.                      43,230
                                                                    ----------

              TOTAL INVESTMENTS AT VALUE - 99.8%
               (Cost $4,569,515)                                   $ 4,740,760

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%               7,332
                                                                    ----------

              TOTAL NET ASSETS - 100.0%                            $ 4,748,092
                                                                    ==========

        (a) Non-income producing security.

 See accompanying notes to Portfolio of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


1.   SECURITIES VALUATION

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees. The Funds also may use fair-value pricing if the value of a security they hold has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair-value pricing is used, the prices of the securities used to calculate the Funds' NAV may differ from quoted or published prices for the same securities.



2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2007:

                                             TFS Market         TFS Small Cap
                                             Neutral Fund           Fund
                                           ---------------     ---------------

     Tax cost of portfolio investments
      and securities sold short             $  41,047,679        $ 4,570,777
                                           ===============     ===============

     Gross unrealized appreciation          $  11,198,558        $   326,253

     Gross unrealized depreciation            ( 9,818,024)          (156,270)
                                           ---------------     ---------------

     Net unrealized appreciation            $   1,380,534        $   169,983
                                           ===============     ===============



The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   TFS Capital Investment Trust
             ------------------------------------------------------




By (Signature and Title)*    /s/ Larry S. Eiben
                           -----------------------------------------
                            Larry S. Eiben, President


Date    May 29, 2007
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Larry S. Eiben
                           -----------------------------------------
                            Larry S. Eiben, President


Date   May 29, 2007
      ------------------------------------------





By (Signature and Title)*   /s/ Mark J. Seger
                           ------------------------------------------
                           Mark J. Seger, Treasurer


Date   May 29, 2007
      -------------------------------------------


* Print the name and title of each signing officer under his or her signature.